SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 30,195,866		$ 30,195,866		$ 22,175,474	$ 7,407,967
Capital expenditures	142,629		1,060,974	$ 173,626	657,445	3,349,628
Trucking [Member]
Segment Reporting Information [Line Items]
Assets	27,625,323		27,625,323		8,804,653	7,407,967
Capital expenditures	142,629		1,060,974	173,626	643,100	3,349,628
Digester [Member]
Segment Reporting Information [Line Items]
Assets	2,375,547		2,375,547		13,122,976
Capital expenditures					14,345
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Assets	194,996		194,996		247,845
Capital expenditures